Derivative financial instruments (Details) - Schedule of derivative financial instruments - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/22	Jul/21
Outstanding derivative instruments	Put Option	Put Option
Counterparty	Bradesco/Banco XP/ Itaú BBA	Itaú BBA/Santander
Receivable	R$ 572	R$ 676
Payable
Total Net balance	572	676
Volume/ Position	R$ 8,500	R$ 5,000
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/22	Jul/21
Outstanding derivative instruments	Call Option	Call Option
Counterparty	Bradesco/Banco XP/ Itaú BBA	Itaú BBA/Santander
Receivable
Payable	(25)	(71)
Total Net balance	(25)	(71)
Volume/ Position	R$ (8,500)	R$ (5,000)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	May/23	May/23
Outstanding derivative instruments	Put Option	Put Option
Counterparty	Bradesco	Bradesco
Receivable	R$ 44	R$ 196
Payable
Total Net balance	44	196
Volume/ Position	R$ 1,023	R$ 1,023
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	May/23	May/23
Outstanding derivative instruments	Call Option	Call Option
Counterparty	Bradesco	Bradesco
Receivable
Payable	(21)	(92)
Total Net balance	(21)	(92)
Volume/ Position	R$ (1,023)	R$ (1,023)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	May/23	Jun/23
Outstanding derivative instruments	Put Option	Put Option
Counterparty	Banco do Brasil/Itaú BBA/ Marex	Bradesco
Receivable	R$ 506	R$ 322
Payable
Total Net balance	506	322
Volume/ Position	R$ 5,500	R$ 1,606
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	May/23	Jun/23
Outstanding derivative instruments	Call Option	Call Option
Counterparty	Banco do Brasil/Itaú BBA/ Marex	Bradesco
Receivable
Payable	(1,883)	(165)
Total Net balance	(1,883)	(165)
Volume/ Position	R$ (5,500)	R$ (1,606)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jun/23	Jul/23
Outstanding derivative instruments	Put Option	Put Option
Counterparty	Bradesco/Banco XP/Itaú BBA	XP
Receivable	R$ 1,104	R$ 716
Payable
Total Net balance	1,104	716
Volume/ Position	R$ 10,106	R$ 3,484
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jun/23	Jul/23
Outstanding derivative instruments	Call Option	Call Option
Counterparty	Bradesco/Banco XP/Itaú BBA	XP
Receivable
Payable	(3,028)	(408)
Total Net balance	(3,028)	(408)
Volume/ Position	R$ (10,106)	R$ (3,484)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/23	Mar/24
Outstanding derivative instruments	Put Option	Put Option
Counterparty	Banco XP	Bradesco
Receivable	R$ 172	R$ 507
Payable
Total Net balance	172	507
Volume/ Position	R$ 3,484	R$ 2,500
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/23	Mar/24
Outstanding derivative instruments	Call Option	Call Option
Counterparty	Banco XP	Bradesco
Receivable
Payable	(150)	(713)
Total Net balance	(150)	(713)
Volume/ Position	R$ (3,484)	R$ (2,500)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Mar/24	Apr/24
Outstanding derivative instruments	Put Option	Put Option
Counterparty	Bradesco	Bradesco
Receivable	R$ 122	R$ 147
Payable
Total Net balance	122	147
Volume/ Position	R$ 2,500	R$ 802
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Mar/24	Apr/24
Outstanding derivative instruments	Call Option	Call Option
Counterparty	Bradesco	Banco do Brasil
Receivable
Payable	(605)	(199)
Total Net balance	(605)	(199)
Volume/ Position	R$ (2,500)	R$ (802)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Apr/24	Jul/21
Outstanding derivative instruments	Put Option	NDF
Counterparty	Bradesco	Banco do Brasil
Receivable	R$ 33	R$ 1,300
Payable
Total Net balance	33	1,300
Volume/ Position	R$ 802	R$ (2,000)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Apr/24	Jul/21
Outstanding derivative instruments	Call Option	NDF
Counterparty	Bradesco	Banco do Brasil/Rabobank
Receivable		R$ 873
Payable	(165)
Total Net balance	(165)	873
Volume/ Position	R$ (802)	R$ (2,890)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	May/24	Jul/21
Outstanding derivative instruments	Put Option	NDF
Counterparty	Itaú BBA	Itaú BBA/Banco do Brasil
Receivable	R$ 88	R$ 5,405
Payable
Total Net balance	88	5,405
Volume/ Position	R$ 1,000	R$ (9,500)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	May/24	Aug/21
Outstanding derivative instruments	Call Option	NDF
Counterparty	Itaú BBA	XP
Receivable
Payable	(171)	(189)
Total Net balance	(171)	(189)
Volume/ Position	R$ (1,000)	R$ (3,733)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/24	Aug/21
Outstanding derivative instruments	Put Option	NDF
Counterparty	Banco XP	Banco Bradesco/XP
Receivable	R$ 113	R$ 95
Payable		(46)
Total Net balance	113	49
Volume/ Position	R$ 1,600	R$ (3,722)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/24	Aug/21
Outstanding derivative instruments	Call Option	NDF
Counterparty	Banco XP	XP
Receivable
Payable	(392)	(9)
Total Net balance	392	(9)
Volume/ Position	R$ (1,600)	R$ (966)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/24	Sep/21
Outstanding derivative instruments	Put Option	NDF
Counterparty	Bradesco	Itaú BBA/Rabobank/XP
Receivable	R$ 184	R$ 1,798
Payable		(9)
Total Net balance	184	1,789
Volume/ Position	R$ 1,900	R$ (5,930)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/24	Nov/21
Outstanding derivative instruments	Call Option	NDF
Counterparty	Bradesco	Rabobank/Bradesco
Receivable		R$ 215
Payable	(388)
Total Net balance	(388)	215
Volume/ Position	R$ (1,900)	R$ (1,490)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/22	Nov/21
Outstanding derivative instruments	NDF	NDF
Counterparty	Bradesco/Banco XP/Itaú BBA/Banco do Brasil	Macquarie
Receivable	R$ 2,761	R$ 213
Payable
Total Net balance	R$ 2,761	213
Volume/ Position		R$ (280)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/22	Mar/22
Outstanding derivative instruments	NDF	NDF
Counterparty	Bradesco/Banco do Brasil	Bradesco
Receivable	R$ 3,035
Payable	(90)	(273)
Total Net balance	2,945	(273)
Volume/ Position	R$ 700	R$ (3,630)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Oct/22	May/22
Outstanding derivative instruments	NDF	NDF
Counterparty	Banco ABC	XP
Receivable		R$ 531
Payable	(860)
Total Net balance	(860)	531
Volume/ Position	R$ (2,900)	R$ (2,292)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/22	May/22
Outstanding derivative instruments	NDF	NDF
Counterparty	Bradesco/Banco do Brasil	Macquarie
Receivable	R$ 2,443	R$ 171
Payable	(81)
Total Net balance	2,362	171
Volume/ Position	R$ (5,350)	R$ (430)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jan/23	Jun/22
Outstanding derivative instruments	NDF	NDF
Counterparty	Banco do Brasil/Santander	Itaú BBA
Receivable	R$ 642	R$ 1,716
Payable
Total Net balance	642	1,716
Volume/ Position	R$ (1,000)	R$ (8,400)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	May/23	Jun/22
Outstanding derivative instruments	NDF	NDF
Counterparty	Banco do Brasil	Cargill
Receivable		R$ 236
Payable	(1,831)
Total Net balance	(1,831)	236
Volume/ Position	R$ (6,000)	R$ (2,000)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jun/23	Jun/22
Outstanding derivative instruments	NDF	NDF
Counterparty	Bradesco/Banco XP/Banco do Brasil	Banco do Brasil/Bradesco/ABC
Receivable	R$ 782	R$ 2,382
Payable	(1,190)
Total Net balance	(408)	2,382
Volume/ Position	R$ (16,500)	R$ (17,200)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/23	Jul/22
Outstanding derivative instruments	NDF	NDF
Counterparty	Banco do Brasil/Banco XP	Itaú BBA
Receivable	R$ 1,342	R$ 658
Payable	(1,300)
Total Net balance	42	658
Volume/ Position	R$ (6,500)	R$ (1,000)
Unit	US$	US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/23	Jul/22
Outstanding derivative instruments	NDF	NDF
Counterparty	Banco do Brasil	Banco do Brasil
Receivable		R$ 46
Payable	(482)
Total Net balance	(482)	46
Volume/ Position	R$ (3,000)	R$ (2,000)
Unit	US$	US$
Total currency risk [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Total currency risk	Total currency risk
Receivable	R$ 13,943	R$ 18,843
Payable	(12,662)	(2,250)
Total Net balance	1,281	16,593
Volume/ Position	R$ (40,550)	R$ (69,313)
Unit	US$	US$
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Feb/23	Oct/21
Outstanding derivative instruments	Soybean Put Option	Soybean Put Option
Counterparty	Tradings/Banks/CBOT	Tradings/Banks/CBOT
Receivable	R$ 1,768	R$ 1,368
Payable
Total Net balance	1,768	1,368
Volume/ Position	R$ 260,804	R$ 396,875
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Feb/23	Oct/21
Outstanding derivative instruments	Soybean Call Option	Soybean Call Option
Counterparty	Tradings/ Banks/CBOT	Tradings/ Banks/CBOT
Receivable	R$ 5,815	R$ 1,723
Payable	(6,092)
Total Net balance	(277)	1,723
Volume/ Position	R$ (260,804)	R$ 167,821
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Feb/23	Oct/21
Outstanding derivative instruments	Soybean Future	Soybean Put Option
Counterparty	Trading Companies/ Banks/CBOT	Tradings/ Banks/CBOT
Receivable		R$ 884
Payable	(224)
Total Net balance	(224)	884
Volume/ Position	R$ (430,893)	R$ 249,464
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Feb/23	Feb/22
Outstanding derivative instruments	Soybean Future	Soybean Put Option
Counterparty	Trading Companies/ Banks/CBOT	Tradings/ Banks/CBOT
Receivable		R$ 855
Payable	(12,361)
Total Net balance	(12,361)	855
Volume/ Position	R$ (498,929)	R$ 192,768
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Feb/23	Feb/22
Outstanding derivative instruments	Soybean Future	Soybean Call Option
Counterparty	Trading Companies/ Banks/CBOT	Tradings/ Banks/CBOT
Receivable	R$ 174
Payable	(658)	(1,201)
Total Net balance	(484)	(1,201)
Volume/ Position	R$ (195,036)	R$ (192,768)
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jun/23	Jun/22
Outstanding derivative instruments	Soybean Future	Soybean Put Option
Counterparty	Trading Companies/ Banks/CBOT	Tradings/ Banks/CBOT
Receivable	R$ 1,235	R$ 2,002
Payable
Total Net balance	1,235	2,002
Volume/ Position	R$ (113,393)	R$ 249,464
Unit	bags	bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Apr/23	Jun/22
Outstanding derivative instruments	Soybean Future	Soybean Call Option
Counterparty	Trading Companies/ Banks/CBOT	Tradings/ Banks/CBOT
Receivable
Payable	(1,138)	(1,401)
Total Net balance	(1,138)	(1,401)
Volume/ Position	R$ (283,482)	R$ (249,464)
Unit	bags	bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/22
Outstanding derivative instruments	Corn Put Option
Counterparty	Trading Companies/ Banks/CBOT
Receivable	R$ 2,818
Payable
Total Net balance	2,818
Volume/ Position	R$ 231,321
Unit	bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/22	Aug /21
Outstanding derivative instruments	Corn Call Option	Corn Call Option
Counterparty	Trading Companies/ Banks/CBOT	Trading Companies/ Banks/CBOT
Receivable		R$ 1,327
Payable	(139)	(3,765)
Total Net balance	(139)	(2,438)
Volume/ Position	R$ (231,321)	R$ (84,670)
Unit	bags	bags
Corn BMF [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/22
Outstanding derivative instruments	Corn Future
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable
Total Net balance
Volume/ Position	R$ (184,950)
Unit	bags
Corn BMF [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/22
Outstanding derivative instruments	Corn Future
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(1,807)
Total Net balance	(1,807)
Volume/ Position	R$ (166,500)
Unit	bags
Corn BMF [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Mar/23
Outstanding derivative instruments	Corn Future
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(74)
Total Net balance	(74)
Volume/ Position	R$ (40,500)
Unit	bags
Corn BMF [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/23
Outstanding derivative instruments	Corn Future
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable
Total Net balance
Volume/ Position	R$ (263,250)
Unit	bags
Cotton [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/22	Nov/21
Outstanding derivative instruments	Accrual	Cotton Call Option
Counterparty	Trading Companies/ Banks/CBOT	Trading Companies/ Banks/CBOT
Receivable
Payable	(146)	(1,770)
Total Net balance	(146)	(1,770)
Volume/ Position	R$ (600,000)	R$ (1,500,000)
Unit	lbs.	lbs.
Cotton [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/22	Dec/21
Outstanding derivative instruments	Cotton Call Option	Cotton Futures
Counterparty	Trading Companies/ Banks/CBOT	Trading Companies/ Banks/CBOT
Receivable	R$ 67	R$ 39
Payable	(42)	(793)
Total Net balance	R$ 25	(754)
Volume/ Position		R$ (1,150,000)
Unit	lbs.	lbs.
Cotton [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/22	Nov/22
Outstanding derivative instruments	Cotton Futures	Cotton Futures
Counterparty	Trading Companies/ Banks/CBOT	Trading Companies/ Banks/CBOT
Receivable		R$ 36
Payable	(276)
Total Net balance	(276)	36
Volume/ Position	R$ 300,000	R$ (500,000)
Unit	lbs.	lbs.
Cotton [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/22	Nov/21
Outstanding derivative instruments	Cotton Futures	Accrual
Counterparty	Trading Companies/ Banks/CBOT	Trading Companies/ Banks/CBOT
Receivable
Payable	(535)	(282)
Total Net balance	(535)	(282)
Volume/ Position	R$ 600,000	R$ (441,000)
Unit	lbs.	lbs.
Cotton [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/23
Outstanding derivative instruments	Cotton Futures
Counterparty	Trading Companies/ Banks/CBOT
Receivable	R$ 690
Payable
Total Net balance	690
Volume/ Position	R$ (1,250,000)
Unit	lbs.
Cotton [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/22
Outstanding derivative instruments	Cotton Futures
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(394)
Total Net balance	(394)
Volume/ Position	R$ (1,050,000)
Unit	lbs.
Fed Cattle [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Oct/22	Oct/21
Outstanding derivative instruments	Fed Cattle Futures	Fed Cattle Futures
Counterparty	BM&F	OTC/Stock Exchange
Receivable
Payable
Total Net balance
Volume/ Position	R$ (27,720)	R$ (4,950)
Unit	arrobas	arrobas
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/22	Jul/21
Outstanding derivative instruments	Ethanol Call Option	Ethanol Futures
Counterparty	Trading Companies/ Banks/CBOT	OTC/Stock Exchange
Receivable
Payable	(10)
Total Net balance	(10)
Volume/ Position	R$ (900)	R$ (300)
Unit	m3	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/22	Aug/21
Outstanding derivative instruments	Ethanol Call Option	Ethanol Futures
Counterparty	Trading Companies/ Banks/CBOT	OTC/Stock Exchange
Receivable
Payable	(14)
Total Net balance	(14)
Volume/ Position	R$ (1,500)	R$ (300)
Unit	m3	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/22	Sep/21
Outstanding derivative instruments	Ethanol Call Option	Ethanol Futures
Counterparty	Trading Companies/ Banks/CBOT	OTC/Stock Exchange
Receivable
Payable	(42)
Total Net balance	(42)
Volume/ Position	R$ (2,400)	R$ (300)
Unit	m3	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Oct/22
Outstanding derivative instruments	Ethanol Call Option
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(56)
Total Net balance	(56)
Volume/ Position	R$ (1,950)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/22
Outstanding derivative instruments	Ethanol Call Option
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(115)
Total Net balance	(115)
Volume/ Position	R$ (2,400)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Dec/22
Outstanding derivative instruments	Ethanol Call Option
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(187)
Total Net balance	(187)
Volume/ Position	R$ (1,800)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jan/23
Outstanding derivative instruments	Ethanol Call Option
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(373)
Total Net balance	(373)
Volume/ Position	R$ (1,800)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Feb/23
Outstanding derivative instruments	Ethanol Call Option
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(119)
Total Net balance	(119)
Volume/ Position	R$ (600)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Mar/23
Outstanding derivative instruments	Ethanol Call Option
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(135)
Total Net balance	(135)
Volume/ Position	R$ (600)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Apr/23
Outstanding derivative instruments	Ethanol Call Option
Counterparty	Trading Companies/ Banks/CBOT
Receivable
Payable	(118)
Total Net balance	(118)
Volume/ Position	R$ (600)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jul/22
Outstanding derivative instruments	Ethanol Futures
Counterparty	BM&F
Receivable	R$ 117
Payable
Total Net balance	117
Volume/ Position	R$ (1,200)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/22
Outstanding derivative instruments	Ethanol Futures
Counterparty	BM&F
Receivable	R$ 561
Payable
Total Net balance	561
Volume/ Position	R$ (1,800)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/22
Outstanding derivative instruments	Ethanol Futures
Counterparty	BM&F
Receivable	R$ 383
Payable
Total Net balance	383
Volume/ Position	R$ (1,200)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Sep/22
Outstanding derivative instruments	Ethanol Futures
Counterparty	BM&F
Receivable	R$ 446
Payable
Total Net balance	446
Volume/ Position	R$ (1,050)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Oct/22
Outstanding derivative instruments	Ethanol Futures
Counterparty	BM&F
Receivable	R$ 844
Payable
Total Net balance	844
Volume/ Position	R$ (2,250)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/22
Outstanding derivative instruments	Ethanol Futures
Counterparty	BM&F
Receivable	R$ 822
Payable
Total Net balance	822
Volume/ Position	R$ (2,400)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Dec/22
Outstanding derivative instruments	Ethanol Futures
Counterparty	BM&F
Receivable	R$ 476
Payable
Total Net balance	476
Volume/ Position	R$ (1,950)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jan/23
Outstanding derivative instruments	Ethanol Futures
Counterparty	BM&F
Receivable	R$ 243
Payable
Total Net balance	243
Volume/ Position	R$ (1,800)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Jan/23
Outstanding derivative instruments	Ethanol Futures
Counterparty	BM&F
Receivable	R$ 108
Payable
Total Net balance	108
Volume/ Position	R$ (930)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Feb/23
Outstanding derivative instruments	Ethanol Futures
Counterparty	BM&F
Receivable	R$ 108
Payable
Total Net balance	108
Volume/ Position	R$ (900)
Unit	m3
Ethanol [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Mar/23
Outstanding derivative instruments	Ethanol Futures
Counterparty	BM&F
Receivable	R$ 138
Payable
Total Net balance	138
Volume/ Position	R$ (900)
Unit	m3
Margin deposit [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Margin deposit	Margin deposit
Receivable	R$ 33,001	R$ 8,844
Payable
Total Net balance	R$ 33,001	R$ 8,844
Total risk with commodities [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Total risk with commodities	Total risk with commodities
Receivable	R$ 49,814	R$ 17,081
Payable	(25,055)	(45,681)
Total Net balance	R$ 24,759	R$ (28,600)
Interest R$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Nov/21	Nov/21
Outstanding derivative instruments	Fixed DI EUR SWAP	Fixed DI EUR SWAP
Counterparty	Banks	Banks
Receivable
Payable	(5)	(2,608)
Total Net balance	(5)	(2,608)
Volume/ Position	R$ 6,323	R$ 25,000
Unit	BRL	BRL
Interest R$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity	Aug/23	Aug/23
Outstanding derivative instruments	Fixed DI SWAP	Fixed DI SWAP
Counterparty	Banks	Banks
Receivable		R$ 614
Payable	(1,614)
Total Net balance	(1,614)	614
Volume/ Position	R$ 135,000	R$ 9,482
Unit	BRL	BRL
Total risk with interest [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Total risk with interest	Total risk with interest
Receivable		R$ 614
Payable	(1,619)	(2,608)
Total Net balance	(1,619)	(1,994)
Volume/ Position	R$ 141,323	R$ 34,482
Unit	BRL	BRL
Total risks [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Total risks	Total risks
Receivable	R$ 63,757	R$ 36,538
Payable	(39,336)	(50,539)
Total Net balance	R$ 24,421	R$ (14,001)
Current [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Current	Current
Receivable	R$ 61,013	R$ 32,657
Payable	R$ (34,064)	R$ (48,574)
Non-current [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Non-current	Non-current
Receivable	R$ 2,744	R$ 3,881
Payable	R$ (5,272)	R$ (1,965)
Result on June 30, 2022 [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments	Result on June 30, 2022 (Note 26)
Receivable	R$ 577,725
Payable	R$ (643,432)
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Nov/22
Outstanding derivative instruments		NDF
Counterparty		Bradesco
Receivable
Payable		(76)
Total Net balance		(76)
Volume/ Position		R$ (850)
Unit		US$
Currency US$ [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Jan/23
Outstanding derivative instruments		NDF
Counterparty		Banco do Brasil/Santander
Receivable		R$ 640
Payable
Total Net balance		640
Volume/ Position		R$ (1,000)
Unit		US$
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Aug/21
Outstanding derivative instruments		Soybean Futures
Counterparty		Trading Companies/ Banks/CBOT
Receivable
Payable		(644)
Total Net balance		(644)
Volume/ Position		R$ (49,893)
Unit		bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Nov/21
Outstanding derivative instruments		Soybean Futures
Counterparty		Trading Companies/ Banks/CBOT
Receivable
Payable		(26,688)
Total Net balance		(26,688)
Volume/ Position		R$ (478,518)
Unit		bags
Soybean [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Dec/21
Outstanding derivative instruments		Soybean Futures
Counterparty		Trading Companies/ Banks/CBOT
Receivable
Payable		(784)
Total Net balance		(784)
Volume/ Position		R$ (20,411)
Unit		bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Aug/21
Outstanding derivative instruments		Corn Put Option
Counterparty		Trading Companies/ Banks/CBOT
Receivable		R$ 3
Payable		(187)
Total Net balance		(184)
Volume/ Position		R$ (254,011)
Unit		bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Aug/21
Outstanding derivative instruments		Corn Put Option
Counterparty		Trading Companies/ Banks/CBOT
Receivable
Payable		(218)
Total Net balance		(218)
Volume/ Position		R$ (254,011)
Unit		bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Aug/21
Outstanding derivative instruments		Corn Future
Counterparty		Trading Companies/ Banks/CBOT
Receivable
Payable		(7,213)
Total Net balance		(7,213)
Volume/ Position		R$ (254,011)
Unit		bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Sep/22
Outstanding derivative instruments		Corn Future
Counterparty		Trading Companies/ Banks/CBOT
Receivable
Payable
Total Net balance
Volume/ Position		R$ (92,700)
Unit		bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Sep/22
Outstanding derivative instruments		Corn Future
Counterparty		Trading Companies/ Banks/CBOT
Receivable
Payable		(314)
Total Net balance		(314)
Volume/ Position		R$ (83,250)
Unit		bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Sep/21
Outstanding derivative instruments		Corn Future
Counterparty		Trading Companies/ Banks/CBOT
Receivable
Payable
Total Net balance
Volume/ Position		R$ (9,000)
Unit		bags
Corn [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Maturity		Sep/21
Outstanding derivative instruments		Accrual
Counterparty		Trading Companies/ Banks/CBOT
Receivable
Payable		(421)
Total Net balance		(421)
Volume/ Position		R$ (83,251)
Unit		bags
Result on June 30, 2021 [Member]
Derivative financial instruments (Details) - Schedule of derivative financial instruments [Line Items]
Outstanding derivative instruments		Result on June 30, 2021 (Note 26)
Receivable		R$ 590,108
Payable		R$ (715,598)